Schedule of derivative liability (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jun. 13, 2018	Jan. 23, 2019	Jan. 31, 2019
DERIVATIVE LIABILITY [abstract]
Derivative liabilities opening balance			$ 0
On acquisition	$ 393,010	$ 0	393,010
Fair value adjustment on derivative liabilities			(369,913)
Derivative liabilities ending balance			$ 23,097